Fair Value Measurements and Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Other Investments
Fair value assets
Balance at beginning of period	$ 100	$ 12
Purchases and sales	(1)
Transfers	(87)
Balance at end of period	12	12
Guarantees
Fair value assets
Balance at beginning of period	(4)
Gains (losses) included in earnings	$ 4